Summary of Significant Accounting Policies - Advertising cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Evolv Technologies Holdings, Inc. | Maximum
Significant Accounting Policies [Line Items]
Advertising costs	$ 0.1	$ 0.1